PROPERTY, PLANT & EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful	As of
	Lives (in years)	September 30, 2024	December 31, 2023
Buildings and leasehold improvements	5 to 25	$54,522	$57,002
Drilling rigs, plant and equipment	1 to 15	728,488	749,492
Office equipment (furniture and fixtures) and tools	3 to 10	16,577	16,763
Vehicles and cranes	5 to 10	10,874	14,446
Less: Accumulated depreciation		(421,925)	(420,812)
Land		11,664	11,664
Capital work in progress		24,933	14,111
Total		$425,133	$442,666